Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by business unit (audited) (Narrative) (Details) - Interest rate risk [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
+/- 25bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 45	£ 88
Net interest income sensitivity (AEaR), decrease	£ (135)	£ (149)
Treasury operations [member]
Disclosure of operating segments [line items]
Description of methods and assumptions used in preparing sensitivity analysis to changes in risk exposures	The sensitivity has been measured using the Annual Earnings at Risk (AEaR) methodology as described on page [xx]. Note that this metric assumes an instantaneous parallel change to interest rate forward curves. The model floors shocked market rates at zero; changes in Net Interest Income (NII) sensitivity are only observed where forward rates are greater than zero. The main model assumptions are: (i) one year time horizon; (ii) balance sheet is held constant; (iii) balances are adjusted for assumed behavioural profiles (i.e. considers that customers may remortgage before the contractual maturity); and (iv) behavioural assumptions are kept unchanged in all rate scenarios.
Treasury operations [member] | +/- 25bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 13
Net interest income sensitivity (AEaR), decrease	£ 2